Commitments - Schedule of Purchase Commitments for Capital Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Purchase Commitments for Capital Assets [Abstract]
Commitments	$ 6,641	$ 1,407